SEGMENT REPORTING - Total assets (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Total assets:
Total Assets	¥ 531,824,577	$ 73,341,964	¥ 490,242,084
Automation product and software
Total assets:
Total Assets	167,009,315	23,031,642	147,377,607
Equipment, accessories and others
Total assets:
Total Assets	170,809,759	23,555,743	149,876,933
Oilfield environmental protection
Total assets:
Total Assets	107,393,609	14,810,256	107,755,500
Platform Outsourcing Services
Total assets:
Total Assets	¥ 86,611,894	$ 11,944,323	¥ 85,232,044